Organization and Business Operations - Additional Information (Details) - USD ($)			5 Months Ended	6 Months Ended
	Apr. 29, 2021	Jan. 22, 2021	Dec. 31, 2020	Jun. 30, 2021	Jul. 23, 2021
Organization And Business Operations [Line Items]
Date of incorporation			Jul. 21, 2020	Jul. 21, 2020
Merger agreement date				Apr. 29, 2021
Date of business combination				Apr. 29, 2021
Proceeds from sale of Units in initial public offering		$ 450,000,000		$ 450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor				$ 11,000,000
Funds held in trust account, maturity description			The Trust Account will be invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government obligations.	Funds held in the Trust Account can be invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, that invest only in direct U.S. government obligations
Annual limit of regulatory withdrawal			$ 900,000	$ 900,000
Regulatory withdrawal of interest from trust account, maximum period				24 months
Redemption percentage of shares if business combination not completed				100.00%
Threshold period to complete business combination from closing of public offering			24 months	24 months
Dissolution expenses, maximum allowed			$ 100,000	$ 100,000
Private Placement
Organization And Business Operations [Line Items]
Amount placed in trust account		$ 450,000,000
Proceeds from sale of Units in initial public offering				450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor				$ 11,000,000
Class A Common Stock
Organization And Business Operations [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Redemption percentage of shares if business combination not completed			100.00%	100.00%
Class A Common Stock | Maximum
Organization And Business Operations [Line Items]
Threshold period to complete business combination from closing of public offering			24 months	24 months
Subsequent Event | Minimum
Organization And Business Operations [Line Items]
Threshold net tangible assets	$ 5,000,001
Percentage of fair market value	80.00%		80.00%
Subsequent Event | Class A Common Stock | Maximum
Organization And Business Operations [Line Items]
Threshold net tangible assets			$ 5,000,001	$ 5,000,001
Subsequent Event | Common Stock | Private Placement
Organization And Business Operations [Line Items]
Number of shares purchased	20,000,000
Purchase price per share	$ 10.00
Sonder Holdings Inc. | Subsequent Event
Organization And Business Operations [Line Items]
Common stock, par value	0.000001
Sonder Holdings Inc. | Subsequent Event | Special Voting Series AA Common Stock
Organization And Business Operations [Line Items]
Common stock, par value	0.000001
Sonder Holdings Inc. | Subsequent Event | Special Voting Common Stock
Organization And Business Operations [Line Items]
Common stock, par value	0.000001
Sonder Holdings Inc. | Subsequent Event | Common Stock
Organization And Business Operations [Line Items]
Common stock, par value	$ 0.0001
Aggregate value of shares	$ 2,176,603,000
Per share value	$ 10.00
Sonder Holdings Inc. | Subsequent Event | Common Stock | Maximum
Organization And Business Operations [Line Items]
Additional number of earn-out shares	14,500,000